Note 44 Administrative expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021
Disclosure of Other administrative expense [Line Items]
Technology and systems	€ 1,512	€ 1,391	€ 1,176
Communication expense	219	195	175
Advertising expense	349	266	207
Property Fixtures And Materials expense	520	440	380
Taxes Other Than Income Tax	451	370	347
Surveillance and security service expense	234	214	179
Other expenses	1,090	897	786
Other expense, by function	€ 4,375	€ 3,773	€ 3,249

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).